Sales - Reconciliation of costs of obtaining and to fulfill a contract (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs to fulfill a contract
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	€ 539	€ 426	€ 265
Business related variations	118	122	31
Changes in the scope of consolidation	28
Translation adjustment	(1)	(5)	11
Reclassifications and other items	3	(4)	118
Cost to obtain or fulfil contracts with customers at end of period	687	539	426
Costs to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	298	294	262
Business related variations	15	6	20
Changes in the scope of consolidation			12
Translation adjustment	9	(2)	(1)
Cost to obtain or fulfil contracts with customers at end of period	€ 322	€ 298	€ 294